CONVERTIBLE NOTES PAYABLE - Interest Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 0	$ 0	$ 187,000	$ 334,000
Accrued interest and amounts due under convertible notes payable					$ 743,840	$ 47,041
2020 Notes
Debt Instrument [Line Items]
Interest expense					202,000	47,000	$ 0
Other expense					697,000
Accrued interest and amounts due under convertible notes payable	$ 1,146,000		$ 1,146,000		$ 744,000	$ 47,000	$ 0